Debt Costs (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Debt [Line Items]
Interest and debt costs incurred, net of interest capitalized		$ 13,009
Interest costs capitalized		101
Total interest and debt costs		$ 13,110
Predecessor
Debt [Line Items]
Interest and debt costs incurred, net of interest capitalized	$ 11,179		$ 75,026
Interest costs capitalized	601		4,829
Total interest and debt costs	$ 11,780		$ 79,855